Plan Interest in Master Trust Accounts - Schedule of Fair Value Measurement (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Assets at fair value	$ 3,656,429	$ 3,244,537
DCP Master Trust
EBP, Master Trust [Line Items]
Assets at fair value	4,505,970	3,796,816
Total | DCP Master Trust
EBP, Master Trust [Line Items]
Assets at fair value	654,485	587,093
Level 1 | DCP Master Trust
EBP, Master Trust [Line Items]
Assets at fair value	654,485	587,093
Common stock | Total | DCP Master Trust
EBP, Master Trust [Line Items]
Assets at fair value	51,619	22,797
Common stock | Level 1 | DCP Master Trust
EBP, Master Trust [Line Items]
Assets at fair value	51,619	22,797
Mutual funds | Total | DCP Master Trust
EBP, Master Trust [Line Items]
Assets at fair value	602,866	564,296
Mutual funds | Level 1 | DCP Master Trust
EBP, Master Trust [Line Items]
Assets at fair value	602,866	564,296
Short-term investment fund | NAV | DCP Master Trust
EBP, Master Trust [Line Items]
Assets at fair value	793	872
Common/collective trusts | NAV | DCP Master Trust
EBP, Master Trust [Line Items]
Assets at fair value	$ 3,850,692	$ 3,208,851